Document and Entity Information	12 Months Ended
Feb. 29, 2024 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Feb. 29, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34900
Entity Registrant Name	TAL Education Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5/F, Tower B, Heying Center
Entity Address, Address Line Two	Xiaoying West Street
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	People’s Republic of China
Entity Central Index Key	0001499620
Current Fiscal Year End Date	--02-29
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
ADS
Document Information
Title of 12(b) Security	American Depositary Shares, each three representing one Class A common share*
Security Exchange Name	NYSE
Trading Symbol	TAL
Class A common shares
Document Information
Title of 12(b) Security	Class A common shares, par value $0.001 per share**
Security Exchange Name	NYSE
Trading Symbol	TAL
Entity Common Stock, Shares Outstanding	152,253,821
Class B common shares
Document Information
Entity Common Stock, Shares Outstanding	49,153,604
Business Contact
Document Information
Entity Address, Address Line One	5/F, Tower B, Heying Center
Entity Address, Address Line Two	Xiaoying West Street
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Contact Personnel Name	Alex Zhuangzhuang Peng
Country Region	86
City Area Code	10
Local Phone Number	5292-6669
Contact Personnel Email Address	ir@tal.com